LOSSES PER SHARE	9 Months Ended
Sep. 30, 2022
LOSSES PER SHARE
LOSSES PER SHARE

12.LOSSES PER SHARE

The following table sets forth the computation of basic and diluted losses per share for the nine months ended September 30, 2021 and 2022 indicated:

	Nine Months Ended September 30,
	2021	2022
Net loss attributable to ordinary shareholders — basic	(7)	(1,697)
Net loss attributable to ordinary shareholders — diluted	(7)	(1,697)
Weighted average ordinary shares outstanding — basic and diluted	3,112,910,313	3,111,759,089
Basic and diluted losses per share	(0.00)	(0.55)

For the nine months ended September 30, 2021 and 2022, the Group had securities which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such outstanding securities consist of the following at non-weighted basis:

	As of
	September 30,	September 30,
	2021	2022
Outstanding employee options and nonvested restricted stocks	60,278,930	82,769,840
Shares of convertible senior notes	226,827,410	228,239,310
Total	287,106,340	311,009,150